Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 30, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014